Equity	12 Months Ended
Dec. 31, 2025
Share Capital, Reserves And Other Equity Interest [Abstract]
Equity

28.	Equity
Share capital
At December 31, 2025, the authorized share capital of Stellantis was ninety million Euro (€90,000,000), divided into 4.5 billion (4,500,000,000) Stellantis common shares, nominal value of one Euro cent (€0.01) per share and
4.5 billion (4,499,750,000) class A special voting shares, nominal value of one Euro cent (€0.01) per share each and two hundred and fifty thousand (250,000) class B special voting shares with a nominal value of one Euro cent (€0.01) each.
At December 31, 2025, the fully paid-up share capital of Stellantis amounted to €37 million (€37 million at
December 31, 2024) and consisted of 2,903,716,295 common shares (2,896,073,567 at December 31, 2024), of which 6,233,099 held in treasury (15,581,288 at December 31, 2024), 866,522,224 issued special voting shares
A (866,522,224 at December 31, 2024, refer to Corporate Governance - Articles of Association and Information
on Stellantis Shares included elsewhere in this report for additional information), of which 113,162 held in treasury (111,508 at December 31, 2024). All shares have a nominal value of €0.01 each.
At December 31, 2025, there were 2,897,483,196 outstanding common shares (2,880,492,279 December 31,
2024). During the year ended December 31, 2025, 9,348,189 common shares were delivered in execution of the
Share-based compensation plans.
The following table summarizes the changes in the number of outstanding common shares and special voting shares of Stellantis during the year ended December 31, 2025:

	Common Shares	Special Voting Shares A	Total
Balance at January 1, 2025	2,880,492,279	866,410,716	3,746,902,995
Issuance of special voting shares	—	—	—
Purchase of treasury shares	—	(1,654)	(1,654)
Treasury shares assigned to long-term incentive plans participants	9,348,189	—	9,348,189
Shares issued for long-term incentive plans and employee- share purchase plan	7,642,728	—	7,642,728
Balance at December 31, 2025	2,897,483,196	866,409,062	3,763,892,258
Pursuant to the Articles of Association, the Board of Directors is irrevocably authorized to issue shares (common and special voting shares) and to grant rights to subscribe for shares in the capital of the Company. This authorization is up to a maximum aggregate amount of shares as set out in the Articles of Association, as amended from time to time, and limits or excludes the right of pre-emption with respect to common shares.
Share buyback program
At the AGM on April 13, 2023, the Board of Directors was authorized to acquire common shares in the capital of the Company, either through purchase on a stock exchange, through a public tender offer, an offer for exchange or otherwise, up to a maximum number of shares equal to 10 percent of the Company’s issued common shares.
The authorization was for a period of 18 months from the date of the 2023 AGM. The authorization was renewed on the same terms at the AGMs on April 16, 2024 and April 15, 2025.
Employee-share purchase plan
During September 2025, the Company offered eligible employees the opportunity to become shareholders through a specific employee-share purchase plan. Under the plan eligible employees could subscribe to
Stellantis shares, at a subscription price corresponding to the average of the Company’s closing share price on the 20 trading days preceding the date of the decision setting the terms of the plan, less a 20 percent discount.
Additionally, the Company provided a matching contribution of 200 percent of the personal amount invested, up to €200 and a 100 percent matching contribution between €201 and €800 invested by the employee. The shares are locked up for a specified period. Employees bear the risk of fluctuations in the share price relative to the subscription price.
In the September 2025 plan, a total of 7.6 million shares were subscribed. There was an increase in equity of
€61 million and the total cost of the plan was €32 million.
The details for the plan were as follows:

Dates right subscribed	From September 3 to September 29, 2025
Employee subscription price	€6.52
Lock-up period	3 to 5 years
Equity Incentive Plans
On April 15, 2025, the AGM resolved to authorize, under certain conditions, the Board of Directors to issue common shares, to grant rights to subscribe for shares under the LTIP and its sub-plans, up to maximum of
60 million common shares, and to exclude pre-emptive rights of shareholders in that regard, both for a period of five years.
Other reserves:
Other reserves comprised the following:
•legal reserves of €22,287 million at December 31, 2025 (€24,051 million at December 31, 2024) determined in accordance with Dutch law and primarily relating to development expenditures capitalized by subsidiaries and their earnings, subject to certain restrictions on distributions to Stellantis shareholders;
•capital reserves of €15,266 million at December 31, 2025 (€15,133 million at December 31, 2024);
•retained earnings, after the separation of the legal reserve, of positive €37,799 million (positive €34,424 million at December 31, 2024); and
•profit/(loss) attributable to owners of the parent of €(22,368) million for the year ended December 31, 2025
(€5,473 million for the year ended December 31, 2024).
Other comprehensive income
The following table summarizes the tax effect relating to Other comprehensive income:

	Years ended December 31,
	2025			2024			2023
(€ million)	Pre-tax balance	Tax income/ (expense)	Net balance	Pre-tax balance	Tax income/ (expense)	Net balance	Pre-tax balance	Tax income/ (expense)	Net balance
Fair value remeasurement of cash flow hedges	644	(169)	475	678	(156)	522	(910)	245	(665)
Gains and losses from remeasurement of financial assets	18	(28)	(10)	8	—	8	57	—	57
Actuarial gains and losses on defined benefit pension obligations	261	52	313	(144)	55	(89)	(228)	41	(187)
Exchange differences on translating foreign operations	(4,550)	—	(4,550)	1,008	—	1,008	(1,927)	—	(1,927)
Share of Other comprehensive income/(loss) for equity method investees	(323)	—	(323)	54	—	54	(219)	—	(219)
Total Other comprehensive income/(loss)	(3,950)	(145)	(4,095)	1,604	(101)	1,503	(3,227)	286	(2,941)
Gains and losses arising from the remeasurement of defined benefit plans primarily include actuarial gains and losses arising during the period, the return on plan assets (net of interest income recognized in the Consolidated
Income Statement) and any changes in the effect of the asset ceiling. These gains and losses are offset against the related defined benefit plan's net liabilities or assets (Note 20, Employee benefits liabilities).
Policies and processes for managing capital
The objectives identified by the Company for managing capital were to create value for shareholders as a whole, safeguard business continuity and support the growth of the Company. As a result, the Company endeavored to maintain an adequate level of capital that, at the same time, enables it to obtain a satisfactory economic return for its shareholders and guarantee economic access to external sources of funds, including by means of achieving an adequate credit rating.
To support these objectives, the Company constantly monitors its net financial position in relation to net equity and the cash generated from its industrial activities. The Company also continues to focus on improving the profitability of its operations. Furthermore, the Board of Directors may make proposals to Stellantis shareholders at a general meeting to reduce or increase share capital or, where permitted by law, to distribute reserves. The
Company may also make purchases of treasury shares, without exceeding the limits authorized at a general meeting of Stellantis shareholders, under the same logic of creating value, compatible with the objectives of achieving financial equilibrium and an improvement in the Company's rating.
Dividends proposed, declared and paid
On April 15, 2025, the AGM approved an ordinary dividend distribution of €0.68 per common share corresponding to a total distribution of €2.0 billion, that was paid on May 5, 2025.
In recognition of the Company’s Net loss for the full-year 2025, the Company will not pay an annual dividend in
2026.
Dividend policy
Common shares
The Company’s dividend policy contemplates an annual ordinary dividend to the holders of common shares targeting a payout ratio of 25 percent to 30 percent of the Company’s Net profit for the relevant prior financial year.
The actual level of dividend to be distributed by the Company will be determined by the Board of Directors in its sole discretion and will be subject to earnings, cash balances, commitments, strategic plans and any other factors that the Board of Directors may deem relevant at the time of a dividend distribution, including adjustments for income or costs that are significant in nature but expected to occur infrequently.
Special voting shares
Stellantis adopted a loyalty voting structure on January 17, 2021 whereby certain registered shares that were held for an uninterrupted period of three years in the name of the same shareholder qualify to receive one class
A special voting for each common shares registered. During the year ended December 31, 2024, issuance of these special voting shares has taken place. Refer to "Corporate Governance - Loyalty Voting Structure"
included elsewhere in this report for additional information.
The holders of special voting shares are not entitled to any distributions. However, pursuant to article 29.4 of the
Company's articles of association, from any amount of profits not reserved by the Board of Directors, first an amount shall be allocated and added to a separate special voting shares dividend reserve for the benefit of the holders of special voting shares (the "Special Voting Shares Dividend Reserve"). The Company has no intention to propose any distribution from the Special Voting Shares Dividend Reserve.